Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 27, 2016
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Apr. 27, 2016
Document Effective Date	Apr. 27, 2016
Prospectus Date	Feb. 29, 2016